JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 22, 2012 to the

Prospectuses dated February 29, 2012, as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN ASIA EQUITY FUND. The Board of Trustees of the JPMorgan Asia Equity Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about July 20, 2012 (the “Liquidation Date”). Unless you have an individual retirement account, on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Prospectuses and Statement of Additional Information are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the Plan administrator.

Share Class of JPMorgan Asia Equity Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Institutional Class Shares	Morgan Shares
Select Class Shares	Morgan Shares

EFFECTIVE JUNE 22, 2012, PURCHASES OF THE FUND SHARES WILL NO LONGER BE ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-AE-LQ-612

JPMORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated June 22, 2012 to the

Statement of Additional Information

dated February 29, 2012, as supplemented

NOTICE OF LIQUIDATION OF THE JPMORGAN ASIA EQUITY FUND. The Board of Trustees of the JPMorgan Asia Equity Fund (the “Fund”) has approved the liquidation and dissolution of the Fund on or about July 20, 2012 (the “Liquidation Date”). Unless you have an individual retirement account, on the Liquidation Date, the Fund shall distribute pro rata to its shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Fund deem appropriate subject to ratification by the Board. As of the Liquidation Date, all references to the Fund in the Prospectuses and Statement of Additional Information are hereby deleted. If you have a direct IRA account, your shares will be exchanged for the corresponding class of shares of the JPMorgan Liquid Assets Money Market Fund as specified below if you do not provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the Plan administrator.

Share Class of JPMorgan Asia Equity Fund	Share Class of JPMorgan Liquid Assets Money Market Fund
Class A Shares	Morgan Shares
Institutional Class Shares	Morgan Shares
Select Class Shares	Morgan Shares

EFFECTIVE JUNE 22, 2012, PURCHASES OF THE FUND SHARES WILL NO LONGER BE ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-AE-LQ-612